New Accounting Pronouncements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Accounting Standards Update and Change in Accounting Principle
The table below provides summaries of applicable new accounting pronouncements issued, but not yet adopted by Solventum.

Standard	Relevant Description	Effective Date for Solventum	Impact of Adoption
ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures	Issued in November 2023. Requires public entities to expand on segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses.	Year-end December 31, 2024	The Company has assessed the impact that the updated standard will have on financial statement disclosures and will include expanded disclosures within the business segment footnote in the Company's 2024 Annual Report on Form 10-K.
ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures	Issued in December 2023. Requires disaggregated information about a Company's effective tax rate reconciliation as well as information on income taxes paid.	Year-end December 31, 2025	The Company is currently assessing the impact that the updated standard will have on financial statement disclosures.

The table below provides summaries of applicable new accounting pronouncements issued, but not yet adopted by Health Care.

Standard	Relevant Description	Effective Date for the Health Care Business	Impact and Other Matters
ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures	Issued in November 2023. Requires public entities to expand on segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses.	Year-end December 31, 2024.	As this ASU relates to disclosures only, there will be no impact to the Health Care Business’s combined results of operations and financial condition.
ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures	Issued in December 2023. Requires disaggregated information about a Company's effective tax rate reconciliation as well as information on income taxes paid.	Year-end December 31, 2025	As this ASU relates to disclosures only, there will be no impact to the Health Care Business’s combined results of operations and financial condition.